Principal Subsidiaries - Information on Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
LINE Fukuoka Corp. [Member]
Disclosure of subsidiaries [line items]
Name		LINE Fukuoka Corp.
Primary business activities		Management support
Country of incorporation		Japan
Percentage of ownership		100.00%	100.00%
LINE Pay Corporation [member]
Disclosure of subsidiaries [line items]
Name		LINE Pay Corporation
Primary business activities		Software development and mobile payment service
Country of incorporation		Japan
Percentage of ownership		100.00%	100.00%
LINE GAME Global Gateway, L.P. [Member]
Disclosure of subsidiaries [line items]
Name	[1]	LINE GAME Global Gateway, L.P.
Primary business activities	[1]	Investment
Country of incorporation	[1]	Japan
Percentage of ownership	[1]		100.00%
M T Burn Inc [member]
Disclosure of subsidiaries [line items]
Name	[2]	M.T.Burn Inc.
Primary business activities	[2]	Advertising platform business
Country of incorporation	[2]	Japan
Percentage of ownership	[2]		50.50%
Gatebox Inc [member]
Disclosure of subsidiaries [line items]
Name	[3]	Gatebox Inc.
Primary business activities	[3]	IoT hologram technology development
Country of incorporation	[3]	Japan
Percentage of ownership	[3]	55.10%	51.00%
LINE Financial Corporation [member]
Disclosure of subsidiaries [line items]
Name		LINE Financial Corporation
Primary business activities		Financial related service
Country of incorporation		Japan
Percentage of ownership		100.00%	100.00%
LVC Corporation [member]
Disclosure of subsidiaries [line items]
Name	[4]	LVC Corporation
Primary business activities	[4]	Financial related service
Country of incorporation	[4]	Japan
Percentage of ownership	[4]	90.00%	100.00%
LINE Part Time Job Ltd [member]
Disclosure of subsidiaries [line items]
Name	[5]	LINE Part-Time Job, Ltd.
Primary business activities	[5]	Job posting service
Country of incorporation	[5]	Japan
Percentage of ownership	[5]		60.00%
LINE Ventures Global Limited Liability Partnership [member]
Disclosure of subsidiaries [line items]
Name		LINE Ventures Global Limited Liability Partnership
Primary business activities		Investment
Country of incorporation		Japan
Percentage of ownership		100.00%	100.00%
LINE Ventures Japan Limited Liability Partnership [member]
Disclosure of subsidiaries [line items]
Name		LINE Ventures Japan Limited Liability Partnership
Primary business activities		Investment
Country of incorporation		Japan
Percentage of ownership		100.00%	100.00%
LINE Digital Frontier Corporation [member]
Disclosure of subsidiaries [line items]
Name		LINE Digital Frontier Corporation
Primary business activities		Manga related business
Country of incorporation		Japan
Percentage of ownership		70.00%	70.00%
LINE Credit Corporation [Member]
Disclosure of subsidiaries [line items]
Name	[6]	LINE Credit Corporation
Country of incorporation	[6]	Japan
Percentage of ownership	[6]	51.00%	100.00%
LINE Security Corporation [Member]
Disclosure of subsidiaries [line items]
Name	[7]	LINE Securities Corporation
Primary business activities	[7]	Security related business
Country of incorporation	[7]	Japan
Percentage of ownership	[7]	51.00%	100.00%
LINE Plus Corporation [member]
Disclosure of subsidiaries [line items]
Name		LINE Plus Corporation
Primary business activities		Global Marketing
Country of incorporation		Korea
Percentage of ownership		100.00%	100.00%
LINE Friends Corporation [member]
Disclosure of subsidiaries [line items]
Name		LINE Friends Corporation
Primary business activities		Character goods business
Country of incorporation		Korea
Percentage of ownership		100.00%	100.00%
LINE C&I Corporation [member]
Disclosure of subsidiaries [line items]
Name	[8]	LINE C&I Corporation
Primary business activities	[8]	Investment
Country of incorporation	[8]	Korea
Percentage of ownership	[8]		100.00%
NemusTech Co Ltd [member]
Disclosure of subsidiaries [line items]
Name	[9]	NemusTech Co., Ltd.
Primary business activities	[9]	Software development
Country of incorporation	[9]	Korea
Percentage of ownership	[9]	100.00%	94.20%
LINE Taiwan Limited [member]
Disclosure of subsidiaries [line items]
Name		LINE Taiwan Limited
Primary business activities		Mobile service
Country of incorporation		Taiwan
Percentage of ownership		100.00%	100.00%
Line Biz+ Taiwan Limited [Member]
Disclosure of subsidiaries [line items]
Name		LINE Biz+ Taiwan Limited
Primary business activities		Payment service
Country of incorporation		Taiwan
Percentage of ownership		70.00%	70.00%
LINE Financial Taiwan Limited [Member]
Disclosure of subsidiaries [line items]
Name		LINE Financial Taiwan Limited
Primary business activities		Financial related service
Country of incorporation		Taiwan
Percentage of ownership		100.00%	100.00%
LFG HOLDINGS LIMITED
Disclosure of subsidiaries [line items]
Name		LFG HOLDINGS LIMITED
Primary business activities		Character goods business
Country of incorporation		Hong Kong (China)
Percentage of ownership		100.00%	100.00%
LINE Financial Asia Corporation Limited [member]
Disclosure of subsidiaries [line items]
Name		LINE Financial Asia Corporation Limited
Primary business activities		Financial related service
Country of incorporation		Hong Kong (China)
Percentage of ownership		100.00%	100.00%
LINE Company (Thailand) Limited [member]
Disclosure of subsidiaries [line items]
Name	[10]	LINE Company (Thailand) Limited
Primary business activities	[10]	e-Commerce
Country of incorporation	[10]	Thailand
Percentage of ownership	[10]	50.00%	50.00%
LINE SOUTHEAST ASIA CORP.PTE.LTD. [member]
Disclosure of subsidiaries [line items]
Name		LINE SOUTHEAST ASIA CORP.PTE.LTD.
Primary business activities		Software development and mobile payment service
Country of incorporation		Singapore
Percentage of ownership		100.00%	100.00%
LINE MAN Corporation PTE LTD [Member]
Disclosure of subsidiaries [line items]
Name	[11]	LINE MAN Corporation PTE.LTD
Primary business activities	[11]	Delivery service in Thailand
Country of incorporation	[11]	Singapore
Percentage of ownership	[11]	100.00%
LINE Friends Shanhai Commercial Trade Co Ltd [Member]
Disclosure of subsidiaries [line items]
Name		LINE Friends (Shanghai) Commercial Trade Co., Ltd
Primary business activities		Character goods business
Country of incorporation		China
Percentage of ownership		100.00%	100.00%
LINE VIETNAM JOINT STOCK COMPANY [member]
Disclosure of subsidiaries [line items]
Name	[12]	LINE VIETNAM JOINT STOCK COMPANY
Primary business activities	[12]	Portal site operation
Country of incorporation	[12]	Vietnam
Percentage of ownership	[12]	99.10%	98.80%

[1]	LINE Game Global Gateway L.P. liquidated in February 2019.
[2]	M.T.Burn Inc. liquidated in November 2019.
[3]	The Group acquired additional interests of Gatebox Inc. As a result, the share of the Group increased from 51.0% to 55.1%
[4]	As a result of capital injections by Nomura Holdings, Inc. executed in October 2019, the Group’s ownership in LVC Corporation decreased from 100.0% to 90.0%.
[5]	In August 2019, LINE Part-Time Job, Ltd. became a wholly-owned subsidiary, and has been merged with the Company in November 2019.
[6]	As a result of capital injections by Mizuho Bank, LINE Financial Corporation and Orient Corporation executed in May 2019, the Group’s ownership in LINE Credit Corporation decreased from 100.0% to 51.0%.
[7]	As a result of capital injections by LINE Financial Corporation and Nomura Holdings, Inc. executed in January 2019, the Group’s ownership in LINE Security Corporation (renamed from LINE Securities Preparatory Corporation) decreased from 100.0% to 51.0% and became a specified subsidiary as its amount of share capital excluded 10% of the Company’s share capital
[8]	LINE C&I Corporation liquidated in March 2019.
[9]	NemusTech Co.,Ltd. became a wholly owned subsidiary as a result of the Group acquired additional interests.
[10]	The Group’s ownership in LINE Company (Thailand) Limited is 50.0%, but it holds 90.9% of the voting rights. Accordingly, LINE Company (Thailand) Limited is included in the scope of consideration for the Group’s consolidated financial statements.
[11]	The Group established LINE MAN Corporation PTE. LTD, a wholly-owned subsidiary, in September 2019.
[12]	As a result of the third-party allotment executed by LINE VIETNAM JOINT STOCK COMPANY, the share of the Group decreased from 99.8% to 99.1%.